Share Incentive Plan (Details) $ / shares in Units, $ in Thousands															1 Months Ended	12 Months Ended
	Oct. 25, 2024	Jun. 03, 2024	Mar. 01, 2024	Dec. 06, 2023	Oct. 01, 2022	Jul. 01, 2022	Apr. 01, 2022	Jan. 01, 2022	Oct. 01, 2021	Jul. 05, 2021 shares	May 31, 2021	Nov. 01, 2020	Sep. 08, 2020	Jun. 15, 2017 ¥ / shares	Apr. 30, 2023 $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)	May 28, 2021 shares	Jun. 08, 2020 shares
Share Incentive Plan [Line Items]
Share-based payment expenses (in Dollars) | $																$ 5,994	$ 6,173	$ 8,200
Aggregate number of ordinary shares (in Shares)																				15,000,000
Weighted average shares (in Shares)																95,776,708	43,342,068	25,440,000
Option granted			11,112													125,000
Weighted-average share price (in Dollars per share) | $ / shares																$ 1.7
Bottom of Range [Member]
Share Incentive Plan [Line Items]
Exercise price (in Dollars per share) | $ / shares																1.1	$ 1.1
Top of Range [Member]
Share Incentive Plan [Line Items]
Exercise price (in Dollars per share) | $ / shares																$ 2.2	$ 2.5
Share Incentive Scheme [Member]
Share Incentive Plan [Line Items]
Contractual term														5 years
Awards vesting percentage														25.00%
Remaining vesting percentage														75.00%
Share-based payment expenses (in Dollars) | $																			$ 81
Share Incentive Plan [Member]
Share Incentive Plan [Line Items]
Share-based payment expenses (in Dollars) | $																$ 1,697	$ 4,330
Aggregate number of ordinary shares (in Shares)																15,000,000	15,000,000
Weighted average shares (in Shares)										15,000,000
Option granted																136,112	499,114
Option plan (in Shares)																5,818,324	5,040,900
Fair value (in Dollars) | $																$ 75	$ 2,231
Exercise price (in Dollars per share) | $ / shares																$ 1.89	$ 1.83	$ 1.82
Outstanding award																8,115,408	9,959,100	9,510,102
Share Incentive Plan [Member] | Nortye Talent Limited [Member]
Share Incentive Plan [Line Items]
Ordinary share issued (in Shares)										9,000,000
Share Incentive Plan 2023 [Member]
Share Incentive Plan [Line Items]
Aggregate number of ordinary shares (in Shares)															15,000,000
Management and Employees [Member] | Share Incentive Scheme [Member]
Share Incentive Plan [Line Items]
Granted shares														1,220,000
Exercise price per share | ¥ / shares														¥ 7
Vest over period														4 years
Management [Member] | Share Incentive Scheme [Member]
Share Incentive Plan [Line Items]
Price per share (in Dollars per share) | $ / shares																$ 0.083
Employees [Member] | Share Incentive Scheme [Member]
Share Incentive Plan [Line Items]
Price per share (in Dollars per share) | $ / shares																$ 0.0765
Employees [Member] | Share Incentive Plan 2020 [Member]
Share Incentive Plan [Line Items]
Exercise price per share | $ / shares															$ 2.2
Option granted															352,500
Executives, Employees and Consultants [Member] | Share Incentive Plan [Member]
Share Incentive Plan [Line Items]
Granted shares									412,000		3,348,483	2,560,730	1,435,000
Certain New Employees [Member] | Share Incentive Plan [Member]
Share Incentive Plan [Line Items]
Option granted				121,200				83,500
Certain Employees and Managers [Member] | Share Incentive Plan [Member]
Share Incentive Plan [Line Items]
Option granted				25,414				376,172
Certain New Employees, Promoted Employees and Senior Managers [Member] | Share Incentive Plan [Member]
Share Incentive Plan [Line Items]
Option granted							1,077,800
Three Consultants [Member] | Share Incentive Plan [Member]
Share Incentive Plan [Line Items]
Option granted							33,336
Five New Employees [Member] | Share Incentive Plan [Member]
Share Incentive Plan [Line Items]
Option granted					179,200	207,200
Restricted shares [Member]
Share Incentive Plan [Line Items]
Share-based payment expenses (in Dollars) | $																$ 753
Option granted	210,000	725,000
Ordinary Shares [Member]
Share Incentive Plan [Line Items]
Aggregate number of ordinary shares (in Shares)																				11,000,000	4,000,000
Ordinary Shares [Member] | Nortye International Limited [Member]
Share Incentive Plan [Line Items]
Ordinary share issued (in Shares)										6,000,000